Exhibit 1

CFCRE 2016-C7 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2016-C7

Report To:

CCRE Commercial Mortgage Securities, L.P.

Cantor Commercial Real Estate Lending, L.P.

Cantor Fitzgerald & Co.

Société Générale

SG Americas Securities, LLC

UBS AG

UBS Securities LLC

CastleOak Securities, L.P.

29 November 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

CCRE Commercial Mortgage Securities, L.P. Cantor Commercial Real Estate Lending, L.P. Cantor Fitzgerald & Co. 110 East 59th Street New York, New York 10022	UBS AG UBS Securities LLC 1285 Avenue of the Americas New York, New York 10019

Société Générale SG Americas Securities, LLC 245 Park Avenue New York, New York 10167	CastleOak Securities, L.P. 110 East 59th Street Second Floor New York, New York 10022

Re:	CFCRE 2016-C7 Mortgage Trust
Commercial Mortgage Pass-Through Certificates, Series 2016-C7 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CCRE Commercial Mortgage Securities, L.P. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are described on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,

e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,

g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.4) document dated October 2016 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),

h.	A draft of the preliminary prospectus for the CFCRE 2016-C7 Mortgage Trust securitization transaction (the “Draft Preliminary Prospectus”) and

i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 November 2016

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in CFCRE 2016-C7 Mortgage Trust (the “Issuing Entity”) to be established by the Depositor and

b.	The assets of the Issuing Entity will primarily consist of a pool of 37 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 64 commercial, multifamily and manufactured housing community properties.

Procedures performed and our associated findings

1.	Cantor Commercial Real Estate Lending, L.P. (“Cantor”), UBS AG (“UBS”) and Société Générale (“SocGen,” together with Cantor and UBS, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:

a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that each respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date in December 2016 for that mortgage loan (or, in the case of any mortgage loan that has its first due date in January 2017, the date that would have been its due date in December 2016 under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month (the “Cut-off Date”),

b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and

c.	Record decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

SocGen and Cantor, on behalf of the Depositor, indicated that the Potomac Mills Mortgage Loan (as defined in Note 14 of Exhibit 2 to Attachment A) consists of multiple portions of a pari-passu mortgage loan that will be transferred to the Depositor by SocGen and Cantor. For the Potomac Mills Mortgage Loan, SocGen and Cantor, on behalf of the Depositor, instructed us to perform the procedures described in this report for SocGen, and to perform no procedures relating to the Potomac Mills Mortgage Loan for Cantor.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

Attachment A Page 2 of 12

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 1. through 4. above, Cantor, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Cantor, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning as of the Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 12

8.	Using the:

a.	First Payment Date and

b.	Maturity or ARD Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:

a.	First Payment Date, as shown on the Final Data File, and

b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 16 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), we recalculated the “Original Interest Only Period (Months)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD” for the “Original Interest Only Period (Months)” characteristic.

10.	Using the:

a.	Original Balance ($),

b.	Interest Rate and

c.	Monthly Debt Service ($)

of each Mortgage Loan, except for:

i.	The Interest Only Loans, which are described in the succeeding paragraph of this Item 10., and

ii.	The 25 Senate Place Jersey City Mortgage Loan (as defined in Note 15 of Exhibit 2 to Attachment A), which is described in the third paragraph of this Item 10.,

all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans and 25 Senate Place Jersey City Mortgage Loan) has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for the Interest Only Loans and 25 Senate Place Jersey City Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic.

For the 25 Senate Place Jersey City Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the 25 Senate Place Amortization Schedule (as defined in Note 15 of Exhibit 2 to Attachment A), Cantor, on behalf of the Depositor, instructed us to use “360” for the “Original Amortization Term” characteristic.

Attachment A Page 4 of 12

11.	Using the:

a.	Seasoning as of the Cut-off Date (Months),

b.	Original Term to Maturity or ARD,

c.	Original Interest Only Period (Months) and

d.	Original Amortization Term

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD,

ii.	Remaining Interest Only Period and

iii.	Remaining Amortization Term (except for the Interest Only Loans)

of each Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term” characteristic.

12.	Using the:

a.	Original Balance ($),

b.	Interest Accrual Basis,

c.	Original Interest Only Period (Months),

d.	First Payment Date,

e.	Maturity or ARD Date,

f.	Interest Rate and

g.	Monthly Debt Service ($)

of each Mortgage Loan (except for the 25 Senate Place Jersey City Mortgage Loan, which is described in the succeeding paragraph of this Item 12.), all as shown on the Final Data File, and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan (except for the 25 Senate Place Jersey City Mortgage Loan) and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance ($)”),

ii.	The related due date of each Mortgage Loan in November 2016 (or, in the case of any Mortgage Loan that has its first due date in December 2016 or January 2017, the date that would have been its due date in November 2016 under the terms of that Mortgage Loan if a monthly payment were scheduled to be due in that month (the “Report Period Beginning Schedule Loan Balance Amount”) and

iii.	The “Maturity or ARD Date” of each Mortgage Loan (the “Maturity or ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 12

12. (continued)

For the 25 Senate Place Jersey City Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to recalculate the “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” characteristics using the information on the 25 Senate Place Amortization Schedule and the:

a.	Original Balance ($),

b.	First Payment Date and

c.	Maturity or ARD Date

of the 25 Senate Place Jersey City Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the 25 Senate Place Jersey City Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Cantor, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For each Mortgage Loan that has its first due date in January 2017 (the “January 2017 First Payment Date Mortgage Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Original Balance ($)” of each January 2017 First Payment Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

13.	Using the:

a.	Interest Accrual Basis,

b.	Original Interest Only Period (Months),

c.	First Payment Date,

d.	Interest Rate,

e.	Monthly Debt Service ($) and

f.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the January 2017 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 13.), all as shown on the Final Data File, we recalculated the portion of the December 2016 “Monthly Debt Service ($)” for each Mortgage Loan (except for the January 2017 First Payment Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 12

13. (continued)

Using the:

a.	Scheduled Interest Amount and

b.	Scheduled Principal Amount

of each Mortgage Loan (except for the January 2017 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 13.), as recalculated in the preceding paragraph of this Item 13., we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and

ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan (except for the January 2017 First Payment Date Mortgage Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each January 2017 First Payment Date Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to show “$0.00” for the “Scheduled Interest Amount,” “Scheduled Principal Amount,” “Total Scheduled Principal Interest Due Amount” and “Periodic Principal and Interest Payment Securitization Amount” characteristics.

14.	For each Pari Passu Mortgage Loan (as defined in Note 14 of Exhibit 2 to Attachment A) (except for the Hilton Hawaiian Village Mortgage Loan (as defined in Note 14 of Exhibit 2 to Attachment A) and Potomac Mills Mortgage Loan (collectively, the “Pari Passu Loans with Additional Debt”), which are described in the succeeding paragraphs of this Item 14.), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the applicable Data Sources (as defined in Note 14 of Exhibit 2 to Attachment A) to recalculate the aggregate principal balance of the related Companion Loan(s) (as defined in Note 14 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance”). For each Pari Passu Mortgage Loan (except for the Pari Passu Loans with Additional Debt), we compared the “Pari Passu Companion Loan Cut-off Date Balance” to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

For the Hilton Hawaiian Village Mortgage Loan, which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “$639,975,000 Pari Passu Debt; $578,400,000 Subordinate Secured Debt” on the Final Data File, Cantor, on behalf of the Depositor, instructed us to use:

a.	Information in the applicable Data Sources to recalculate the aggregate principal balance as of the Cut-off Date of the Companion Loans related to the Hilton Hawaiian Village Mortgage Loan (the “Hilton Hawaiian Village Companion Loan Cut-off Date Balance”) and

b.	Information in the applicable Data Sources to recalculate the aggregate principal balance as of the Cut-off Date of the Hilton Hawaiian Village Subordinate Secured Companion Loan (as defined in Note 14 of Exhibit 2 to Attachment A) (the “Hilton Hawaiian Village Subordinate Secured Cut-off Date Balance”).

Attachment A Page 7 of 12

14. (continued)

For the Hilton Hawaiian Village Mortgage Loan, we compared the sum of the Hilton Hawaiian Village Companion Loan Cut-off Date Balance and Hilton Hawaiian Village Subordinate Secured Cut-off Date Balance to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

For the Potomac Mills Mortgage Loan, which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “$250,500,000 Pari Passu Debt; $125,000,000 Subordinate Secured Debt” on the Final Data File, SocGen, on behalf of the Depositor, instructed us to use:

a.	Information in the applicable Data Sources to recalculate the aggregate principal balance as of the Cut-off Date of the Companion Loans related to the Potomac Mills Mortgage Loan (the “Potomac Mills Companion Loan Cut-off Date Balance”) and

b.	Information in the applicable Data Sources to recalculate the aggregate principal balance as of the Cut-off Date of the Potomac Mills Subordinate Secured Companion Loan (as defined in Note 14 of Exhibit 2 to Attachment A) (the “Potomac Mills Subordinate Secured Cut-off Date Balance”).

For the Potomac Mills Mortgage Loan, we compared the sum of the Potomac Mills Companion Loan Cut-off Date Balance and Potomac Mills Subordinate Secured Cut-off Date Balance to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement.

For the 25 Senate Place Jersey City Mortgage Loan, which has the “Existing Additional Debt (Yes/No)” characteristic as “Yes” on the Final Data File and the “Existing Additional Debt Description” characteristic as “Mezzanine Debt” on the Final Data File, Cantor, on behalf of the Depositor, instructed us to use the information relating to the 25 Senate Place Jersey City Mezzanine Loan (as defined in Note 15 of Exhibit 2 to Attachment A) that is located in:

a.	The applicable Source Documents and

b.	The 25 Senate Place Amortization Schedule

to recalculate the principal balance of the 25 Senate Place Jersey City Mezzanine Loan as of the Cut-off Date. We compared this recalculated information to the corresponding “Existing Additional Debt Amount” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Cantor, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Mortgage Loans which have the “Existing Additional Debt (Yes/No)” characteristic as “No” on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Existing Additional Debt Amount” characteristic.

Attachment A Page 8 of 12

15.	Using:

a.	Information on the Final Data File,

b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and

c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 15.,

we recalculated the:

i.	Underwritten NOI DSCR,

ii.	Underwritten NCF DSCR,

iii.	Cut-off Date LTV Ratio,

iv.	“As is” Cut-off Date LTV,

v.	LTV Ratio at Maturity or ARD,

vi.	Underwritten NOI Debt Yield,

vii.	Underwritten NCF Debt Yield,

viii.	NOI Debt Yield at Maturity,

ix.	NCF Debt Yield at Maturity,

x.	% of Initial Pool Balance,

xi.	Annual Debt Service ($) and

xii.	Loan per Net Rentable Area (Sq. Ft./Units/Rooms/Pads) ($)

of each Mortgage Loan and Underlying Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

(a)	Round the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” to two decimal places,

(b)	Round the “Cut-off Date LTV Ratio,” ““As is” Cut-off Date LTV,” “LTV Ratio at Maturity or ARD,” “Underwritten NOI Debt Yield,” “Underwritten NCF Debt Yield,” “NOI Debt Yield at Maturity” and “NCF Debt Yield at Maturity” to the nearest 1/10th of one percent and

(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the “Cut-off Date LTV Ratio” and “LTV Ratio at Maturity or ARD” characteristics.

Attachment A Page 9 of 12

15. (continued)

For the Underlying Properties associated with each Multiple Property Loan, Cantor, on behalf of the Depositor, instructed us to use the:

a.	Underwritten NOI DSCR,

b.	Underwritten NCF DSCR,

c.	Cut-off Date LTV Ratio,

d.	“As is” Cut-off Date LTV,

e.	LTV Ratio at Maturity or ARD,

f.	Underwritten NOI Debt Yield,

g.	Underwritten NCF Debt Yield,

h.	NOI Debt Yield at Maturity and

i.	NCF Debt Yield at Maturity

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for each Underlying Property associated with such Multiple Property Loan.

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.	Monthly Debt Service ($) and

b.	Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics.

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Cut-off Date Balance ($),” as shown on the Final Data File and

b.	The aggregate principal balance as of the Cut-off Date for the Companion Loan(s) related to each Pari Passu Mortgage Loan, recalculated using information in the applicable Data Sources,

to recalculate the:

i.	Cut-off Date LTV Ratio,

ii.	“As Is” Cut-off Date LTV,

iii.	Underwritten NOI Debt Yield,

iv.	Underwritten NCF Debt Yield and

v.	Loan per Net Rentable Area (Sq. Ft./Units/Rooms/Pads) ($)

characteristics.

Attachment A Page 10 of 12

15. (continued)

For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity or ARD Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of:

a.	The “Maturity or ARD Balance ($),” as shown on the Final Data File, and

b.	The aggregate principal balance as of the “Maturity or ARD Date” for the Companion Loan(s) related to each Pari Passu Mortgage Loan, recalculated using information in the applicable Data Sources,

to recalculate the:

i.	LTV Ratio at Maturity or ARD,

ii.	NOI Debt Yield at Maturity and

iii.	NCF Debt Yield at Maturity

characteristics.

16.	For each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service ($)” as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

17.	Using the:

a.	Most Recent NOI ($),

b.	Most Recent NCF and

c.	Most Recent Debt Service Amount

of each Mortgage Loan (except for the Mortgage Loans with the “Most Recent NOI ($)” characteristic as “<blank>,” as shown on the Final Data File (the “Mortgage Loans Without Most Recent NOI”), which are described in the succeeding paragraph of this Item 17.), all as shown on the Final Data File, we recalculated the:

i.	Most Recent Debt Service Coverage Net Operating Income Percentage and

ii.	Most Recent Debt Service Coverage Net Cash Flow Percentage

of each Mortgage Loan (except for the Mortgage Loans Without Most Recent NOI). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Most Recent Debt Service Coverage Net Operating Income Percentage” and “Most Recent Debt Service Coverage Net Cash Flow Percentage” to two decimal places.

For the Mortgage Loans Without Most Recent NOI, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Most Recent Debt Service Coverage Net Operating Income Percentage” and “Most Recent Debt Service Coverage Net Cash Flow Percentage” characteristics.

Attachment A Page 11 of 12

17. (continued)

For the Underlying Properties associated with each Multiple Property Loan, Cantor, on behalf of the Depositor, instructed to use “<blank>” for the “Most Recent Debt Service Coverage Net Operating Income Percentage” and “Most Recent Debt Service Coverage Net Cash Flow Percentage” characteristics.

18.	Using:

a.	Information on the Final Data File for each Pari Passu Loan with Additional Debt and the 25 Senate Place Jersey City Mortgage Loan, as applicable,

b.	Information in the applicable Data Sources for each Pari Passu Loan with Additional Debt and the 25 Senate Place Jersey City Mortgage Loan and

c.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt UW NOI DSCR (After IO Period),

ii.	Total Debt UW NCF DSCR (After IO Period),

iii.	Total Debt LTV at Cut-off,

iv.	Total Debt LTV at Maturity,

v.	Total Debt U/W NOI Debt Yield,

vi.	Total Debt U/W NCF Debt Yield,

vii.	Total Debt NOI Debt Yield at Maturity,

viii.	Total Debt NCF Debt Yield at Maturity,

ix.	Total Debt Cut-off Balance per Unit and

x.	Total Debt Balance per Unit at Maturity

of each Pari Passu Loan with Additional Debt and the 25 Senate Place Jersey City Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Cantor and SocGen, on behalf of the Depositor, instructed us to:

(a)	Round the “Total Debt UW NOI DSCR (After IO Period)” and “Total Debt UW NCF DSCR (After IO Period)” to two decimal places,

(b)	Round the “Total Debt LTV at Cut-off,” “Total Debt LTV at Maturity,” “Total Debt U/W NOI Debt Yield,” “Total Debt U/W NCF Debt Yield,” “Total Debt NOI Debt Yield at Maturity” and “Total Debt NCF Debt Yield at Maturity” to the nearest 1/10th of one percent and

(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the “Total Debt LTV at Cut-off” and “Total Debt LTV at Maturity” characteristics.

For each Mortgage Loan that is not a Pari Passu Loan with Additional Debt or the 25 Senate Place Jersey City Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through x. above.

Attachment A Page 12 of 12

19.	Using the:

a.	Master Servicing Fee,

b.	Primary Servicing Fee and

c.	Sub Servicer Fee Rate

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicing Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:

a.	Servicing Fee,

b.	Trustee/Administrator Fee,

c.	CREFC Fee,

d.	Operating Advisor Fee and

e.	Asset Representations Reviewer Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

●    Walgreens Net Lease Portfolio 3

●    FedEx Distribution Portfolio

●    Walgreens Net Lease Portfolio 2

●    Melohn Multifamily Portfolio I

●    Venice Portfolio

●    KB Texas Dialysis Portfolio

●    Rock Springs Retail Portfolio

	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Units of Measure	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Area (Sq. Ft./Units/Rooms/Pads) (see Note 29)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Master Lease or Tenant Estoppel
Net Rentable Square Feet Number (see Notes 4 and 29)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Master Lease or Tenant Estoppel
Net Rentable Square Feet Securitization Number (see Notes 4 and 29)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Master Lease or Tenant Estoppel
Units Beds Rooms Number (see Note 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Master Lease or Tenant Estoppel
Units Beds Rooms Securitization Number (see Note 4)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Master Lease or Tenant Estoppel
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Occupancy	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Occupancy As-of Date (see Note 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Second Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Most Recent Occupancy	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Most Recent Occupancy Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report
Current Rent Roll/Census Date	Underwriter’s Summary Report, Historical Occupancy Report or Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 6)	Appraisal Report
Appraisal As-of Date (see Note 6)	Appraisal Report
“As is” Appraisal Value	Appraisal Report
“As is” Date of Valuation	Appraisal Report
Valuation Source Securitization Code (see Note 3)	Appraisal Report
FIRREA Compliant (Yes/No)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Date of Phase II Report (if applicable) (see Note 7)	Phase II Environmental Report
Date of Seismic Report (see Note 8)	Seismic Report
PML/SEL (%) (see Note 8)	Seismic Report
Single Tenant (Yes/No)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Master Lease or Tenant Estoppel

Insurance Information: (see Note 9)

Characteristic	Source Document(s)

Earthquake Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Terrorism Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Windstorm Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (Y/N) (see Note 7)	Certificate of Environmental Insurance

Exhibit 2 to Attachment A

Major Tenant Information: (see Notes 10 and 11)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Sq Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Historical Financial & Underwriting Information: (see Note 13)

Characteristic	Source Document

Third Most Recent Operating Statements Date	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent Total Capital Items	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Operating Statements Date	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent Total Capital Items	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Historical Financial & Underwriting Information: (continued)

Characteristic	Source Document

Most Recent Operating Statements Date	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent Total Capital Items	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Reserves ($)	Underwriter’s Summary Report
Underwritten TI/LC ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Insurance Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Replacement Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly TI/LC Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Other Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Other Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserves Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Tax Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Insurance Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Replacement Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront TI/LC Reserves ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Replacement Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Cap	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Springing Condition	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tax Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Replacement Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Engineering Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Other Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Earnout/Holdback	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Earnout/Holdback Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Is Borrower a DST (Delaware Statutory Trust)?	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Guarantor	Guaranty Agreement, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Environmental Indemnity
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Original Balance ($)	For all Mortgage Loans:
(see Notes 14 and 15)	● Promissory Note, Loan Agreement or Loan Modification Agreement
For Underlying Properties associated with Multiple Property Loans:
● Multiple Property Loan Calculation Methodologies
Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate (see Note 15)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 14, 15, 16 and 17)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 14)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 18)	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity or ARD Date (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Fee	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 20)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox (see Note 21)	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Cash Management (see Note 22)	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Excess Cash Trap Trigger	Cash Management Agreement, Loan Agreement, Mortgage/Deed of Trust or Clearing Account Agreement
Prepayment Provisions (# of payments) (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Note 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date (see Note 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance End Date (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Note 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 28)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepayment or Release Description	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Independent Director (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Ownership Interest (see Note 29)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration	Ground Lease Agreement
Ground Lease Extension Terms	Ground Lease Agreement
Letter of Credit	Letter of Credit, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TIC	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Crossed With Other Loans	Cross-Collateralization Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Existing Additional Debt (Yes/No) (see Note 30)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Existing Additional Debt Description (see Note 30)	Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Future Debt Permitted (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Permitted Type	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Allowed (Yes/No)	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Description	Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Property Manager	Management Agreement or Loan Agreement
Franchise Flag	Franchise Agreement
Franchise Agreement Expiration Date	Franchise Agreement
Previous Securitization (see Note 31)	Bloomberg Screenshot or Trepp Screenshot

Notes:

1.	For the purpose of comparing the:

a.	Address,

b.	City and

c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	681 Fifth Avenue,

b.	Plaza on 8th,

c.	425-431 Ocean Front Walk,

d.	80 Windward and

e.	1711-1715 Pacific Avenue,

each of which are secured by more than one property type, as shown in the applicable Source Document(s), UBS and Cantor, on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

3.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Payment Type Code,
d.	Payment Frequency Code,
e.	Loan Structure Code,
f.	Original Interest Rate Type Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Retail,” “Office,” “Industrial” or “Mixed Use.”

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Hospitality,” “Multifamily” or “Manufactured Housing Community.”

5.	For the purpose of comparing the “Occupancy As-of Date” characteristic for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document(s) only indicated the month and year.

For the mortgaged properties on the Combined Data File with the “Single Tenant (Yes/No)” characteristic as “Yes,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the date that is one month prior to the Cut-off Date of the related Mortgage Loan for the “Occupancy As-of Date” characteristic.

6.	For the mortgaged properties on the Combined Data File with the “Appraisal Value As Is / Stabilized” characteristic as “As Stabilized” or “Prospective Value Upon Completion/Stabilization,” Cantor, on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value, each as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal As-of Date” characteristics, respectively.

Exhibit 2 to Attachment A

Notes: (continued)

7.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Phase II Report (if applicable)” characteristic only for mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Insurance (Y/N)” characteristic only for mortgaged properties (if any) that contained a certificate of environmental insurance Source Document in the related loan file. We performed no procedures to determine if any mortgaged property that did not contain a certificate of environmental insurance Source Document in the related loan file was required by the applicable Mortgage Loan Seller to obtain environmental insurance for the related mortgaged property.

8.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Seismic Report” and “PML/SEL (%)” characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

9.	For the purpose of comparing the “Insurance Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if these Source Document(s) expired prior to the Cut-off Date.

10.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

11.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if each space has the same lease expiration date (except for the mortgaged property described in the succeeding paragraph of this Note 11), all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “681 Fifth Avenue,” UBS, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Belstaff USA” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

Exhibit 2 to Attachment A

Notes: (continued)

12.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month if the applicable Source Document(s) only indicated the month and year of expiration.

13.	For the purpose of comparing the “Historical Financial & Underwriting Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $3 or less.

14.	The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A1 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, Cantor and SocGen, on behalf of the Depositor, indicated that:
a.	With respect to the Mortgage Loan identified on the Combined Data File as “Hilton Hawaiian Village” (the “Hilton Hawaiian Village Mortgage Loan”), the related Whole Loan (the “Hilton Hawaiian Village Whole Loan”) also has five subordinate secured notes that will not be assets of the Issuing Entity (collectively, the “Hilton Hawaiian Village Subordinate Secured Companion Loan”) and
b.	With respect to the Mortgage Loan identified on the Combined Data File as “Potomac Mills” (the “Potomac Mills Mortgage Loan”), the related Whole Loan (the “Potomac Mills Whole Loan”) also has ten subordinate secured notes that will not be assets of the Issuing Entity (collectively, the “Potomac Mills Subordinate Secured Companion Loan”).

For each Whole Loan listed in Table A1, the applicable Source Document or other schedule provided by Cantor, on behalf of the Depositor (the “Client Provided Schedule,” together with the Source Documents, the “Data Sources”) listed in the “Data Source” column of Table A1 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also with respect to the Hilton Hawaiian Village Whole Loan and Potomac Mills Whole Loan, multiple components that are subordinate to the related Mortgage Loan and Companion Loans (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A1.

Exhibit 2 to Attachment A

Notes: (continued)

14. (continued)

Table A1:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Hilton Hawaiian Village	Cantor	Mortgage Loan	A-2-B-3	Interest Only	Schedule provided by Cantor
		Companion Loans	A-1-A, A-1-B, A-1-C, A-1-D, A-1-E, A-2-A-1, A-2-A-2, A-2-A-3, A-2-A-4, A-2-B-1, A-2-B-2, A-2-D-1, A-2-D-2, A-2-E-1, A-2-E-2
		Subordinate Secured Companion Loan	B-1, B-2, B-3, B-4, B-5

Google Kirkland Campus Phase II	Cantor	Mortgage Loan	A-1	Interest Only	Loan Agreement
		Companion Loan	A-2

Fresno Fashion Fair	SocGen	Mortgage Loan	A-2-B, A-2-D	Interest Only	Loan Modification Agreement
		Companion Loans	A-1-A, A-1-B, A-1-C, A-2-A, A-2-C

Potomac Mills	SocGen/ Cantor	Mortgage Loan	A-2, A-3, A-8	Interest Only	Loan Modification Agreement
		Companion Loans	A-1, A-4, A-5, A-6, A-7, A-9, A-10
		Subordinate Secured Companion Loan	B-1, B-2, B-3, B-4, B-5, B-6, B-7, B-8, B-9, B-10

681 Fifth Avenue	UBS	Mortgage Loan	A-2, A-4	Interest Only	Loan Modification Agreement
		Companion Loans	A-1, A-3, A-5, A-6

Residence Inn by Marriott LAX	Cantor	Mortgage Loan	A-3	Amortizing Balloon	Loan Modification Agreement
		Companion Loans	A-1, A-2

For the avoidance of doubt, with respect to the Hilton Hawaiian Village Mortgage Loan and Potomac Mills Mortgage Loan, all references herein to the related Companion Loans exclude the Hilton Hawaiian Village Subordinate Secured Companion Loan and Potomac Mills Subordinate Secured Companion Loan, respectively.

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A1 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A1 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A1.

Exhibit 2 to Attachment A

Notes: (continued)

14. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A1 (the “Interest Only Pari Passu Mortgage Loans”), all of which have an “Interest Accrual Basis” of “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The aggregate original balance of the related Companion Loan(s), as shown in the applicable Data Source,
b.	The interest rate for the related Companion Loan(s), as shown in the applicable Data Source, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Pari Passu Mortgage Loan with “Amortizing Balloon” listed in the “Amortization Type” column of Table A1 (the “Amortizing Balloon Pari Passu Mortgage Loan”), Cantor, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Amortizing Balloon Pari Passu Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source, based on the ratio of the original balance of the related Companion Loans to the original balance of the related Whole Loan, all as shown in the applicable Data Source.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

15.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loan identified on the Combined Data File as “25 Senate Place Jersey City” (the “25 Senate Place Jersey City Mortgage Loan”), Cantor, on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments following the Cut-off Date for the 25 Senate Place Jersey City Mortgage Loan, as shown on the amortization schedule provided by Cantor, on behalf of the Depositor (the “25 Senate Place Amortization Schedule”).

Exhibit 2 to Attachment A

Notes: (continued)

15. (continued)

For the 25 Senate Place Jersey City Mortgage Loan, the original principal balance shown in the loan agreement Source Document is $66,000,000. Cantor, on behalf of the Depositor, indicated that this mortgage loan would be split into a senior mortgage loan with an original principal balance of $56,000,000 (which will be the 25 Senate Place Jersey City Mortgage Loan) and a mezzanine loan with an original principal balance of $10,000,000 (the “25 Senate Place Jersey City Mezzanine Loan”). For the 25 Senate Place Jersey City Mortgage Loan, Cantor, on behalf of the Depositor, instructed us to use “$56,000,000” for the “Original Balance ($)” characteristic.

For the purpose of comparing the “Interest Rate” characteristic for the 25 Senate Place Jersey City Mortgage Loan, Cantor, on behalf on the Depositor, instructed us to use the interest rate that is indicated on the 25 Senate Place Amortization Schedule for the 25 Senate Place Jersey City Mortgage Loan.

16.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only, ARD” (collectively, the “Interest Only Loans”), all of which have an “Interest Accrual Basis” of “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File and
c.	365/360.

17.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, then Amortizing” (the “Partial I/O Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” following the expiration of the “Original Interest Only Period (Months)” (as defined in Item 9. of Attachment A), as shown in the applicable Source Document.

18.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and Partial I/O Loan. For each Mortgage Loan that is not an Interest Only Loan or Partial I/O Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

19.	For the Mortgage Loans on the Combined Data File with the “ARD Loan (Yes/No)” characteristic as “Yes,” Cantor, on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s), for the “Maturity or ARD Date” characteristic.

20.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Combined Data File (except for the Mortgage Loans which are described in the succeeding paragraph of this Note 20), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” following the end of the first full interest accrual period, as shown in the applicable Source Document(s).

For the Mortgage Loans identified on the Combined Data File as:

a.	Plaza on 8th,
b.	Lubbock Parkade,
c.	Duravant FMH Conveyors,
d.	Leisure Village MHC and
e.	The Orchards Shopping Center,

which each have a “Payment Date” which occurs prior to the end of the corresponding interest accrual period, as shown in the applicable Source Document(s), UBS, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” which occurs during the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

21.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the manager of the related mortgaged property into the lockbox account controlled by the lender.
b.	Soft – the related borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.
c.	Springing Hard – a lockbox is not currently in place, but the Mortgage Loan documents require the imposition of a hard lockbox upon the occurrence of an event of default or one or more specified trigger events under the Mortgage Loan documents.
d.	Springing Soft - a lockbox is not currently in place, but the Mortgage Loan documents require the imposition of a soft lockbox upon the occurrence of an event of default or one or more specified trigger events under the Mortgage Loan documents.
e.	Soft Springing Hard – the related borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default under the Mortgage Loan documents or one or more specified trigger events, at which time the lockbox account converts to a hard lockbox.

22.	For the purpose of comparing the “Cash Management” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the related Mortgage Loan documents with any excess remitted to the related borrower (unless an event of default under the Mortgage Loan documents or one or more specified trigger events have occurred and are outstanding), generally on a daily basis.
b.	Springing – until the occurrence of an event of default under the Mortgage Loan documents or one or more specified trigger events, revenue from the lockbox (if any) is forwarded to an account controlled by the related borrower or is otherwise made available to the related borrower. Upon the occurrence of an event of default or such a trigger event, the Mortgage Loan documents require the related revenue to be forwarded to a cash management account controlled by the lender and the funds are disbursed according to the related Mortgage Loan documents.

Exhibit 2 to Attachment A

Notes: (continued)

23.	For the purpose of comparing the “Prepayment Provisions (# of payments)” characteristic for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document(s)) has been securitized.

24.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the day prior to the first “Payment Date” which occurs during the open period for Mortgage Loans that allow only for defeasance,
b.	Use the day prior to the first “Payment Date” which occurs during the yield maintenance period or prepayment penalty period for Mortgage Loans that can be prepaid with yield maintenance or a prepayment penalty,
c.	Use the day prior to the first “Payment Date” which occurs during the yield maintenance period or prepayment penalty period for Mortgage Loans that allow for defeasance and also permit the Mortgage Loan to be prepaid with yield maintenance or a prepayment penalty and
d.	Use “NAP” for Mortgage Loans that do not have a lockout period prior to a yield maintenance period or prepayment penalty period,

even if the provisions of the applicable Source Document(s) do not require the payment of interest to the next “Payment Date” when the prepayment occurs on a date other than a monthly “Payment Date.”

25.	For the purpose of comparing the “Prepayment Lock Out End Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the day prior to the first “Payment Date” which occurs during the defeasance period for Mortgage Loans that allow only for defeasance,
b.	Use the day prior to the first “Payment Date” which occurs during the yield maintenance period or prepayment penalty period for Mortgage Loans that can be prepaid with yield maintenance or a prepayment penalty,
c.	Use the day prior to the first “Payment Date” which occurs during the yield maintenance period or prepayment penalty period for Mortgage Loans that allow for defeasance and also permit the Mortgage Loan to be prepaid with yield maintenance or a prepayment penalty or
d.	Use “<blank>” for Mortgage Loans that do not have a lockout period prior to a yield maintenance period or prepayment penalty period,

even if the provisions of the applicable Source Document(s) do not require the payment of interest to the next “Payment Date” when the prepayment occurs on a date other than a monthly “Payment Date.”

Exhibit 2 to Attachment A

Notes: (continued)

26.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance or allow for defeasance and also permit the Mortgage Loan to be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document(s). For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

27.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for the Mortgage Loans that allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period, as shown in the applicable Source Document(s). For Mortgage Loans that do not allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

28.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan that can be prepaid with yield maintenance or allows for defeasance and also permits the Mortgage Loan to be prepaid with yield maintenance. For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

29.	For each Mortgage Loan (or, if applicable, a specific Underlying Property that secures a Mortgage Loan) listed in Table A2, Cantor, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A2, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s):

Table A2:
Mortgage Loan Seller	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Cantor	Venice Portfolio	425-431 Ocean Front Walk	Net Rentable Area (Sq. Ft./Units/Rooms/Pads)	2,500	8,274(1)
			Net Rentable Square Feet Number	2500	8274(1)
			Net Rentable Square Feet Securitization Number	2500	8274(1)

Cantor	Residence Inn by Marriott LAX	NAP	Ownership Interest	Fee Simple/Leasehold	Leasehold

(1)	Cantor, on behalf of the Depositor, instructed us to use the appraisal report Source Document as the Source Document for these characteristics for this Underlying Property

We performed no procedures to determine the accuracy, completeness or reasonableness of the information in the “Provided Value” column of Table A2 that was provided by Cantor, on behalf of the Depositor.

Exhibit 2 to Attachment A

Notes: (continued)

30.	For the purpose of comparing the:
a.	Existing Additional Debt (Yes/No) and
b.	Existing Additional Debt Description

characteristics, either:

i.	The loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, B-notes, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) or, in the case of the 25 Senate Place Jersey City Mortgage Loan, the 25 Senate Place Amortization Schedule, or in the case of the Hilton Hawaiian Village Mortgage Loan, the related Client Provided Schedule, that describe the existence of any additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents, Secondary Financing Documents, 25 Senate Place Amortization Schedule or Client Provided Schedule provided to us by the Mortgage Loan Sellers, on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the:

a.	Existing Additional Debt (Yes/No) and
b.	Existing Additional Debt Description

characteristics for each Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the related Companion Loan(s) and, in the case of the Hilton Hawaiian Village Mortgage Loan and Potomac Mills Mortgage Loan, Cantor and SocGen instructed us to include the Hilton Hawaiian Village Subordinate Secured Companion Loan and Potomac Mills Subordinate Secured Companion Loan, respectively, as “additional debt.”

31.	For each Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (the “Previously Securitized Loans”), the Mortgage Loan Sellers, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”). We performed no procedures to determine if any Mortgage Loan for which we were not provided Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Originator
Mortgage Loan Seller
Property Flag
# of Properties
Appraisal Value As Is / Stabilized
Loan Purpose
Sponsor
Warm Body Guarantor Y/N
Owner Occupancy > 5%
Confirm Required Repairs are Escrowed at 125% (Yes/No)
Controlling Note (Yes/No)
Sub Serviced (Y/N)
Sub Servicer Name
Sub Servicer Fee Rate
Master Servicing Fee
Primary Servicing Fee
Trustee/Administrator Fee
Asset Representations Reviewer Fee
Operating Advisor Fee
CREFC Fee
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code

Exhibit 3 to Attachment A

Characteristic

Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Largest Tenant
Second Largest Tenant
Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Report Period End Actual Balance Amount
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount

Exhibit 3 to Attachment A

Characteristic

Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.